Reconciliation of net cash flow from operating activities	12 Months Ended
Mar. 31, 2020
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

 18. Reconciliation of net cash flow from operating activities

The table below shows how our (loss)/profit for the year from continuing operations translates into cash flows generated from our operating activities.

		2020	2019	2018
	Notes	€m	€m	€m
(Loss)/profit for the financial year		(455)	(7,644)	2,788
Loss for the financial year from discontinued operations	7	—	3,535	1,969
(Loss)/profit for the financial year from continuing operations		(455)	(4,109)	4,757
Non-operating expense		3	7	32
Investment income	5	(248)	(433)	(685)
Financing costs	5	3,549	2,088	1,074
Income tax expense/(credit)	6	1,250	1,496	(879)
Operating profit/(loss)		4,099	(951)	4,299
Adjustments for:
Share-based payments and other non-cash charges		146	147	128
Depreciation and amortisation	10, 11	14,174	9,795	10,409
Loss on disposal of property, plant and equipment and intangible assets	3	51	33	36
Share of result of equity accounted associates and joint ventures	12	2,505	908	59
Impairment losses	4	1,685	3,525	—
Other (income)/expense		(4,281)	148	(213)
Decrease/(increase) in inventory		68	(131)	(26)
(Increase)/decrease in trade and other receivables	14	(38)	(31)	(1,118)
(Decrease)/increase in trade and other payables	15	(100)	739	286
Cash generated by operations		18,309	14,182	13,860
Net tax paid		(930)	(1,131)	(1,118)
Cash flows from discontinued operations		—	(71)	858
Net cash flow from operating activities		17,379	12,980	13,600